UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2006    (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Mid Cap Growth Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 93.6%

Consumer Discretionary - 17.8%
Advance Auto Parts, Inc.*	38,650		$1,609,386
Autoliv, Inc.	47,500	[2]	2,687,550
Bed Bath & Beyond, Inc.*	34,300		1,317,120
Getty Images, Inc.*	9,200	[2]	688,896
Lamar Advertising Co.*	57,800	[2]	3,041,436
Marvel Entertainment, Inc.*	53,700	[2]	1,080,444
Meredith Corp.	21,400		1,193,906
Mohawk Industries, Inc.*	22,700	[2]	1,832,344
NTL, Inc.*	72,500		2,110,475
SCP Pool Corp.	65,500	[2]	3,072,605
Tiffany & Co.	24,600	[2]	923,484
Weight Watchers International, Inc.*	29,000		1,490,600

Total Consumer Discretionary			21,048,246

Consumer Staples - 0.7%
Constellation Brands, Inc.*	33,100	[2]	829,155

Energy - 6.4%
BJ Services Co.	46,700	[2]	1,615,820
Denbury Resources, Inc.*	45,200		1,431,484
GlobalSantaFe Corp.	32,000	[2]	1,944,000
Range Resources Corp.	59,850	[2]	1,634,504
TODCO Class A	25,200	[2]	993,132

Total Energy			7,618,940

Financials - 15.2%
AMBAC Financial Group, Inc.	15,600		1,241,760
CapitalSource, Inc.	211,500	[2]	5,262,120
CB Richard Ellis Group, Inc.*	24,900		2,009,430
Countrywide Financial Corp.	62,700		2,301,090
Endurance Specialty Holdings, Ltd.	40,300	[2]	1,311,765
Legg Mason, Inc.	8,600	[2]	1,077,838
Markel Corp.*	3,900	[2]	1,316,952
Moody’s Corp.	11,600		828,936
Nuveen Investments, Inc.	19,700	[2]	948,555
SEI Investments Co.	40,500		1,641,465

Total Financials			17,939,911

Health Care - 18.6%
Cytyc Corp.*	53,500	[2]	1,507,630
DaVita, Inc.*	102,600		6,177,546
Edwards Lifesciences Corp.*	32,600		1,418,100
Fisher Scientific International, Inc.*	32,600	[2]	2,218,430
IMS Health, Inc.	68,100		1,754,937
Laboratory Corp. of America Holdings*	27,300	[2]	1,596,504
Lincare Holdings, Inc.*	72,000		2,805,120
Shire Pharmaceuticals PLC	52,500	[2]	2,440,725
Valeant Pharmaceuticals International	75,700	[2]	1,199,845
VCA Antech, Inc.*	29,200	[2]	831,616

Total Health Care			21,950,453

Industrials - 7.9%
Acuity Brands, Inc.	16,900		676,000
Ametek, Inc.	20,300		912,688
ChoicePoint, Inc.*	44,700	[2]	2,000,325
DRS Technologies, Inc.	11,600		636,492
Dun & Bradstreet Corp.*	14,200		1,088,856

TimesSquare Mid Cap Growth Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials (continued)
Empresa Brasileira de Aeronautica, S.A.	29,600	[2]	$1,090,760
R.R. Donnelley & Sons Co.	55,000		1,799,600
Stericycle, Inc.*	17,700	[2]	1,196,874

Total Industrials			9,401,595

Information Technology - 17.5%
Activision, Inc.*	55,900	[2]	770,861
Adobe Systems, Inc.*	20,400	[2]	712,368
Affiliated Computer Services, Inc.*	19,500	[2]	1,163,370
Alliance Data Systems Corp.*	63,300	[2]	2,960,541
Amdocs, Ltd.*	76,600		2,762,196
ASML Holding N.V.*	42,300	[2]	861,651
Avid Technology, Inc.*	15,800	[2]	686,668
Broadcom Corp., Class A*	20,650		891,254
Check Point Software Technologies Ltd.*	58,900	[2]	1,179,178
Citrix Systems, Inc.*	26,000		985,400
Electronics for Imaging, Inc.*	43,200	[2]	1,208,304
Fairchild Semiconductor International, Inc.*	34,000		648,380
Intersil Corp., Class A	34,100		986,172
Microchip Technology, Inc.	36,400	[2]	1,321,320
MICROS Systems, Inc.*	17,100	[2]	787,797
Roper Industries, Inc.	27,200		1,322,736
Xilinx, Inc.	56,000	[2]	1,425,760

Total Information Technology			20,673,956

Materials - 4.9%
Martin Marietta Materials, Inc.	14,600		1,562,638
Potash Corp. of Saskatchewan	16,900	[2]	1,488,721
Sealed Air Corp.*	13,700	[2]	792,819
Vulcan Materials Co.	22,400	[2]	1,940,960

Total Materials			5,785,138

Telecommunication Services - 4.6%
American Tower Corp.*	117,200	[2]	3,553,504
NeuStar, Inc., Class A*	62,200	[2]	1,928,200

Total Telecommunication Services			5,481,704

Total Common Stocks (cost $100,215,627)			110,729,098

Other Investment Companies – 29.7%[1]

Bank of New York Institutional Cash Reserves Fund, 4.77%[3]	29,322,615		29,322,615
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	5,851,661		5,851,661

Total Other Investment Companies (cost $35,174,276)			35,174,276

Total Investments – 123.3% (cost $135,389,903)			145,903,374

Other Assets, less Liabilities – (23.3)%			(27,541,695)

Net Assets - 100.0%			$118,361,679

Note:	Based on the cost of investments of $135,389,903 for Federal income tax purposes at March 31, 2006, the aggregate gross unrealized appreciation and depreciation were $11,565,347 and $1,051,876, respectively, resulting in net unrealized appreciation of investments of $10,513,471.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the March 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $28,555,655, or 24.1% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

TimesSquare Small Cap Growth Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.1%

Consumer Discretionary - 9.0%
Aaron Rents, Inc.	164,800	[2]	$4,477,616
Advance Auto Parts, Inc.*	59,000	[2]	2,456,760
ADVO, Inc.	105,000	[2]	3,360,000
Gaylord Entertainment Co., Class A*	130,000	[2]	5,899,400
Hibbett Sporting Goods, Inc.*	6,500		214,435
Marvel Entertainment, Inc.*	256,550	[2]	5,161,787
Monroe Muffler Brake, Inc.	73,500		2,729,790
Orient-Express Hotels Ltd.	150,000	[2]	5,884,500
Radio One, Inc.*	340,000	[2]	2,536,400
SCP Pool Corp.	400,637	[2]	18,793,882
Williams Scotsman International, Inc.*	200,000	[2]	5,010,000

Total Consumer Discretionary			56,524,570

Consumer Staples - 3.7%
Central Garden & Pet Co.*	145,000		7,705,300
Herbalife Ltd.*	180,000		6,078,600
Inter Parfums, Inc.	211,500	[2]	4,215,195
United Natural Foods, Inc.*	150,000	[2]	5,245,500

Total Consumer Staples			23,244,595

Energy - 7.1%
Denbury Resources, Inc.*	320,000	[2]	10,134,400
Hydril Co.*	65,000	[2]	5,066,750
Pioneer Drilling Co.*	231,100	[2]	3,796,973
Quicksilver Resources, Inc.*	127,000	[2]	4,909,820
TODCO Class A	236,500		9,320,465
Universal Compression Holdings, Inc.*	220,000		11,147,400

Total Energy			44,375,808

Financials - 12.2%
Assured Guaranty, Ltd.	170,000		4,250,000
CapitalSource, Inc.	493,181		12,270,343
CB Richard Ellis Group, Inc.*	110,000		8,877,000
Cohen & Steers, Inc. (REIT) [4]	185,000	[2]	4,532,500
Investors Financial Services Corp.	215,000	[2]	10,077,050
Jefferies Group, Inc.	130,000	[2]	7,605,000
Markel Corp.*	26,000	[2]	8,779,680
Midwest Banc Holdings, Inc.	170,000	[2]	4,409,800
optionsXpress, Inc.	169,600	[2]	4,931,968
Primus Guaranty, Ltd.*	419,673	[2]	4,679,354
Resource Capital Corp.*	159,200	[2]	2,193,776
UCBH Holdings, Inc.	200,000	[2]	3,784,000

Total Financials			76,390,471

Health Care - 19.5%
Advisory Board Co., The*	100,000	[2]	5,577,000
Amedisys, Inc.*	115,000	[2]	3,996,250
AtriCure, Inc.*	100,000		800,000
BioMarin Pharmaceutical, Inc.*	349,800	[2]	4,694,316
Bio-Rad Laboratories, Inc.*	100,000		6,235,000
Conor Medsystems, Inc.*	185,000	[2]	5,439,000
DaVita, Inc.*	170,074	[2]	10,240,156
DJ Orthopedics, Inc. *	110,000	[2]	4,373,600
Eclipsys Corp.*	150,000	[2]	3,541,500
Genesis HealthCare Corp.*	115,000	[2]	5,053,100
Haemonetics Corp.*	95,000	[2]	4,823,150
Integra LifeSciences Holdings Corp.*	140,000	[2]	5,737,200

TimesSquare Small Cap Growth Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Magellan Health Services, Inc.*	270,000		$10,926,900
Pediatrix Medical Group, Inc.*	110,000	[2]	11,290,400
Pharmion Corp.*	200,000	[2]	3,604,000
PolyMedica Corp.	142,565	[2]	6,039,053
Respironics, Inc.*	225,000		8,754,750
Stereotaxis Inc.*	300,000	[2]	3,783,000
Symmetry Medical Inc.*	250,000	[2]	5,302,500
Syneron Medical Ltd.*	180,000	[2]	5,257,800
VCA Antech, Inc.*	225,000		6,408,000

Total Health Care			121,876,675

Industrials - 24.0%
American Reprographics Co.*	205,000	[2]	7,111,450
Axsys Technologies, Inc.*	100,000		1,705,000
Beacon Roofing Supply, Inc.*	175,000	[2]	7,112,000
ChoicePoint, Inc.*	198,000	[2]	8,860,500
Corporate Executive Board Co.	125,000		12,612,500
CoStar Group, Inc.*	100,000	[2]	5,189,000
Dionex Corp.*	100,000	[2]	6,148,000
Educate, Inc.*	153,200	[2]	1,305,264
Education Management Corp.*	390,000		16,224,000
Huron Consulting Group, Inc.*	126,700		3,837,743
Jackson Hewitt Tax Service, Inc.	220,000		6,947,600
Manitowoc Co., The	62,000	[2]	5,651,300
Mobile Mini, Inc.*	310,000	[2]	9,585,200
MTC Technologies, Inc.*	120,400	[2]	3,369,996
Orbital Sciences Corp.*	325,000	[2]	5,141,500
Pacer International, Inc.	121,900		3,983,692
Portfolio Recovery Associates, Inc.*	112,200	[2]	5,254,326
Resources Connection, Inc.*	350,040	[2]	8,719,496
Si International, Inc.*	110,000	[2]	3,866,500
Stericycle, Inc.*	130,000	[2]	8,790,600
UTI Worldwide, Inc.	240,000		7,584,000
West Corp.*	250,000	[2]	11,165,000

Total Industrials			150,164,667

Information Technology - 20.1%
Alliance Data Systems Corp.*	450,000	[2]	21,046,500
Alvarion, Ltd.*	400,000	[2]	3,600,000
Atheros Communications*	150,000	[2]	3,928,500
ATMI, Inc.*	105,000	[2]	3,171,000
Cogent Inc.*	130,300	[2]	2,389,702
Cognex Corp.	177,700	[2]	5,267,028
CSG Systems International, Inc.*	180,000		4,186,800
Cymer, Inc.*	100,000		4,544,000
Dolby Laboratories, Inc.*	215,000		4,493,500
EFJ, Inc.*	145,000		1,564,550
Embarcadero Technologies, Inc.*	250,000		1,750,000
Global Payments, Inc.	190,000		10,071,900
Henry (Jack) & Associates, Inc.	363,000	[2]	8,301,810
Hittite Microwave Corp.*	53,400		1,800,114
Informatica Corp.*	100,000	[2]	1,555,000
J2 Global Communications, Inc.*	105,000	[2]	4,935,000
MICROS Systems, Inc.*	140,000	[2]	6,449,800
Microsemi Corp.*	160,000	[2]	4,657,600
PMC - Sierra, Inc.*	500,000	[2]	6,145,000
RADVision Ltd.*	170,000	[2]	3,034,500
Semtech Corp.*	221,600	[2]	3,964,424

TimesSquare Small Cap Growth Fund

March 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology (continued)
TRX, Inc.*	350,000		$3,314,500
Varian Semiconductor Equipment Associates, Inc.*	110,000	[2]	3,088,800
Wind River Systems, Inc.*	377,200	[2]	4,696,140
Wright Express Corp.*	270,000	[2]	7,573,500

Total Information Technology			125,529,668

Materials - 0.9%
Martin Marietta Materials, Inc.	55,000		5,886,650

Telecommunication Services - 0.6%
Premiere Global Services, Inc.*	182,600		1,469,930
WiderThan Co. Ltd*	150,000		1,983,000

Total Telecommunication Services			3,452,930

Total Common Stocks (cost $456,841,757)			607,446,034

Other Investment Companies – 35.9%[1]

Bank of New York Institutional Cash Reserves Fund, 4.77%[3]	177,960,489		177,960,489
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.53%	46,354,129		46,354,129

Total Other Investment Companies (cost $224,314,618)			224,314,618

Total Investments – 133.0% (cost $681,156,375)			831,760,652

Other Assets, less Liabilities – (33.0)%			(206,658,135)

Net Assets - 100.0%			$625,102,517

Note:	Based on the cost of investments of $681,156,375 for Federal income tax purposes at March 31, 2006, the aggregate gross unrealized appreciation and depreciation were $159,747,055 and $9,142,778, respectively, resulting in net unrealized appreciation of investments of $150,604,277.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the March 31, 2006, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some of these shares, amounting to a market value of $173,715,070, or 27.8% of net assets, were out on loan to various brokers.

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Real Estate Investment Trust (REIT). REITs invest is real estate or loans secured by real estate and issue shares in such investments similar to a closed end fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	May 23, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	May 23, 2006